STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 8 – STOCKHOLDERS' EQUITY

Stock-Based Incentive Plans

Under the 2009 Rowan Companies, Inc. Incentive Plan (the “Plan”), the Compensation Committee of the Company's Board of Directors is authorized to grant employees and nonemployee directors, through May 2019, incentive awards covering up to 4,500,000 shares of Rowan common stock.  The awards may be in the form of stock options, stock appreciation rights, restricted stock awards, restricted stock units, and performance-based awards, in which the number of shares issued is dependent on the achievement of certain long-term market or performance conditions over a specified period.  As of December 31, 2011, there were 1,812,587 shares available for future grant under the Plan.

Restricted stock, stock appreciation rights and options granted by the Company generally have multiple vesting dates.  The Company recognizes compensation cost for stock-based awards on a straight-line basis over the requisite service period for the entire award.  Compensation cost charged to expense under all stock-based incentive awards is presented below (in thousands):

	2011	2010	2009

Restricted stock and units	$15,912	$13,379	$10,334
Stock appreciation rights	5,813	2,678	855
Stock options	239	239	378
Performance-based awards	124	(718)	1,467
Total compensation cost	22,088	15,578	13,034
Less: Discontinued operations	(1,003)	(1,310)	(1,181)
Continuing operations	$21,085	$14,268	$11,853

As of December 31, 2011, unrecognized compensation cost related to all nonvested share-based compensation arrangements totaled $22.2 million, which is expected to be recognized over a weighted-average period of 1.8 years.

Restricted Stock – Restricted stock represents a full share of Rowan common stock issued with a restrictive legend that prevents its sale until the restriction is later removed.  In general, the shares vest and the restrictions lapse in one-third increments each year over a three-year service period, or in some cases, cliff vest at the end of a two- or three-year service period.  The Company measures compensation related to each share based on the market price of the common stock on the date of grant.  Restricted stock activity for the year ended December 31, 2011, is summarized below:

	Shares	Weighted-average grant-date fair value per share

Nonvested at January 1, 2011	991,629	$24.01
Granted	474,818	40.97
Vested	(564,440)	26.30
Forfeited	(23,518)	32.17
Nonvested at December 31, 2011	878,489	$31.49

The fair value of shares vested (measured at the vesting date) in 2011, 2010 and 2009 was $17.5 million, $12.6 million and $3.2 million, respectively.

Restricted Stock Units – Restricted stock units (“RSUs”) are rights to receive a specified number of shares of Rowan common stock or an equivalent value in cash.  RSUs are typically granted to nonemployee directors and generally cliff vest at the end of a one-year service period; however, shares are not issued until the director terminates service to the Company.  The Company measures compensation related to each unit based on the market price of the underlying common stock on the grant date.  RSU activity for the year ended December 31, 2011, is summarized below:

	Units	Weighted-average grant-date fair value per share

Outstanding at January 1, 2011	170,406	$33.17
Granted	37,565	41.00
Outstanding at December 31, 2011	207,971	$34.59

Vested at December 31, 2011	170,406	$33.17

No RSUs were settled in either 2011 or 2010.  In 2009, the Company issued 13,205 shares of common stock with a fair value of $0.3 million in connection with the settlement of vested RSUs.

Performance-Based Awards – The Committee may grant awards in which payment is contingent upon the achievement of certain market or performance-based conditions over a period of time specified by the Committee.  Payment of such awards may be in Rowan common stock or cash as determined by the Committee.  The number of awards granted is expressed as the number of shares that would be issued in the event the “target” goal is attained.  The number of shares actually issued may range from zero to 200% of the target share amount.

Performance-based criteria may include total shareholder return (“TSR”), return on investment (“ROI”), or return on capital employed (“ROCE”), among others.  Under the TSR criterion, the number of shares that may be issued is based on the Company's TSR ranking among an industry peer group at the end of the performance period.  Fair value is estimated at the grant date using the Monte Carlo simulation model, which considers the probabilities of the Company's ending TSR at each rank, the number of shares issuable at each rank, and the expected stock price subject to each rank to determine the probability-weighted expected payout.  A TSR criterion is deemed a “market condition” under GAAP.  Compensation expense for awards with a market condition is reduced only for estimated forfeitures; no adjustment to expense is otherwise made, regardless of the number of shares issued, if any.

The per-share fair value of awards with ROI or ROCE criteria is equal to the market price of the stock on the date of grant.  The Company initially recognized such compensation expense based on the number of shares that would vest in the event the target goal is met, subject to reduction for estimated forfeitures, on a straight-line basis over the performance period.  ROI and ROCE criteria are deemed “performance conditions” under GAAP.  Compensation expense for awards with performance conditions is remeasured annually based on the Company's progress towards achieving the target goal and is recognized for only the actual number of shares that vest; in the event such awards do not vest for any reason, all previously recognized expense, if any, would be reversed.

Performance-based award activity for the year ended December 31, 2011, is summarized below:

	Number of shares issuable at target	Weighted-average grant-date fair value per share

Unearned awards outstanding at January 1, 2011	85,015	$43.96
Vested	(53,984)	43.96
Lapsed, unearned	(31,031)	43.96
Unearned awards outstanding at December 31, 2011	-	$-

The fair value of performance-based awards that vested was $2.3 million in 2011 and $0.6 million in 2010.  No such awards vested in 2009.

Stock Options and Appreciation Rights – Stock options granted to employees generally become exercisable in one-third or one-quarter annual increments over a three or four-year service period at a price not less than 100% of the market price of the Company's common stock on the date of grant.

Stock appreciation rights (“SARs”) give the holder the right to receive shares of Rowan common stock at no cost, or cash at the discretion of the Committee, equal in value to the excess of the market price of the stock on the date of exercise over the strike price, which is the market price of the stock on the date of grant.  SARs granted to employees become exercisable in one-third annual increments over a three-year service period.

Unexercised options and SARs expire ten years after the grant date.

Fair values of SARs granted were determined using the Black-Scholes option pricing model with the following weighted-average assumptions (no options were granted in 2011, 2010 or 2009):

	2011	2010	2009

Expected life in years	5.7	6.0	6.0
Risk-free interest rate	2.269%	2.725%	2.375%
Expected volatility	49.16%	50.16%	52.86%
Weighted-average grant-date per-share fair value	$19.76	$14.00	$9.03

Stock option activity for the year ended December 31, 2011, is summarized below:

	Number of shares under option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	1,471,899	$23.23
Exercised	(879,083)	22.68
Forfeited or expired	(33,611)	37.06
Outstanding at December 31, 2011	559,205	$23.26	3.2	$4,876

Exercisable at December 31, 2011	559,205	$23.26	3.2	$4,876

The total intrinsic value of options exercised was $15.9 million in 2011, $3.6 million in 2010 and $1.1 million in 2009.

SARs activity for the year ended December 31, 2011, is summarized below:

	Number of shares under SARs	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	828,185	$21.43
Granted	363,810	41.00
Forfeited	(3,560)	17.22
Outstanding at December 31, 2011	1,188,435	$27.43	7.2	$7,893

Exercisable at December 31, 2011	455,648	$20.22	6.7	$4,978

During 2011, the Company adjusted the vesting period of outstanding stock-based compensation awards to an employee effective on the date of his separation.  As a result of the modification, the Company recognized additional compensation expense totaling $2.0 million.

Limitation on Payments of Dividends

Rowan's debt agreements contain financial covenants that limit the amount of dividends the Company may distribute to its stockholders.  Under the most restrictive of such covenants, approximately $429 million was available for distribution at December 31, 2011.  Subject to this and other restrictions, the Board of Directors will determine payment, if any, of future dividends or distributions in light of conditions then existing, including the Company's earnings, financial condition and cash requirements, opportunities for reinvesting earnings, general business conditions and other factors.

Stock Repurchase Program

On August 8, 2011, the Company announced that its board of directors approved a program to repurchase up to $100 million of common stock.  On November 1, 2011, the Company announced that its board of directors increased the amount authorized for repurchase from $100 million to $150 million.  As of December 31, 2011, the Company had repurchased 3.9 million shares in the open market at a cost of approximately $125.0 million.  Additional purchases under the program may be made through the open market or in privately negotiated transactions and may be commenced or suspended from time to time without notice.